Condensed Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Investment from Parent	Accumulated Other Comprehensive Loss
Beginning balance at Dec. 29, 2019	$ 21,721				$ 26,138	$ (4,417)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(879)				(879)
Other comprehensive loss	845					845
Ending balance at Jan. 03, 2021	18,356				21,928	(3,572)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,031				2,031
Other comprehensive loss	(901)					(901)
Ending balance at Jan. 02, 2022	20,399				24,872	(4,473)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,132				1,132
Other comprehensive loss	(1,114)					(1,114)
Net transfers from (to) the Parent	(816)				(816)
Ending balance at Jul. 03, 2022	19,601				25,188	(5,587)
Beginning balance at Jan. 02, 2022	20,399				24,872	(4,473)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,087				2,087
Other comprehensive loss	(980)					(980)
Ending balance (in shares) at Jan. 01, 2023		0
Ending balance at Jan. 01, 2023	20,021	$ 0	$ 0	$ 0	25,474	(5,453)
Beginning balance at Apr. 03, 2022	20,465				25,219	(4,754)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	604				604
Other comprehensive loss	(833)					(833)
Net transfers from (to) the Parent	(635)				(635)
Ending balance at Jul. 03, 2022	19,601				25,188	(5,587)
Beginning balance at Jan. 01, 2023	20,021	$ 0	0	0	25,474	(5,453)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	760			430	330
Other comprehensive loss	19					19
Net transfers from (to) the Parent	(308)				(308)
Stock-based compensation	73		38		35
Distribution to J&J in connection with the Separation	(13,788)		(13,788)
Issuance of common stock in connection with the Kenvue IPO (in shares)		1,915,000,000
Issuance of common stock in connection with the Kenvue IPO	4,241	$ 19	4,222
Separation adjustments	$ 22				95	(73)
Reclassification of Net Investment from Parent			25,626		(25,626)
Ending balance (in shares) at Jul. 02, 2023	1,914,894,444	1,915,000,000
Ending balance at Jul. 02, 2023	$ 11,040	$ 19	16,098	430	0	(5,507)
Beginning balance (in shares) at Apr. 02, 2023		0
Beginning balance at Apr. 02, 2023	20,282	$ 0	0	0	25,521	(5,239)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	430			430
Other comprehensive loss	(195)					(195)
Net transfers from (to) the Parent	10				10
Stock-based compensation	38		38
Distribution to J&J in connection with the Separation	(13,788)		(13,788)
Issuance of common stock in connection with the Kenvue IPO (in shares)		1,915,000,000
Issuance of common stock in connection with the Kenvue IPO	4,241	$ 19	4,222
Separation adjustments	$ 22				95
Reclassification of Net Investment from Parent			25,626		(25,626)
Ending balance (in shares) at Jul. 02, 2023	1,914,894,444	1,915,000,000
Ending balance at Jul. 02, 2023	$ 11,040	$ 19	$ 16,098	$ 430	$ 0	$ (5,507)